Cash and Cash Equivalents and Short-term investments (Narrative) (Details)	12 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2023 MXN ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 MXN ($)	Apr. 30, 2022 USD ($)
Disclosure Of Cash And Cash Equivalents And Short Term Investments [Line Items]
Operating bank accounts	$ 12,608,704	$ 30,482,269
Current investments	$ 6,789,000	$ 100,000,000		$ 5,000,000
Percentage of interest on GIC investment certificate	5.30%	0.92%
Short-term guaranteed investment	$ 40,115,000	$ 0		40,115,000		$ 0
Percentage of interest on GIC investment certificate with maturities of more than 90 days		0.00%
Other cash and cash equivalents			$ 6,877,311	$ 7,797,176	$ 2,585,629	$ 21,099
Bottom of range [member]
Disclosure Of Cash And Cash Equivalents And Short Term Investments [Line Items]
Percentage of interest on GIC investment certificate with maturities of more than 90 days	5.18%
Top of range [member]
Disclosure Of Cash And Cash Equivalents And Short Term Investments [Line Items]
Percentage of interest on GIC investment certificate with maturities of more than 90 days	5.24%